BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION
The exchange rates used for the translation of currencies

	2022	2021	2020
Average rates
Sterling	1.23	1.38	1.28
Euro	1.05	1.18	1.14
Swiss Franc	1.05	1.09	1.07
Year end rates
Sterling	1.21	1.35	1.37
Euro	1.07	1.13	1.23
Swiss Franc	1.08	1.10	1.14